Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Metal sales	$ 871,984	$ 940,914
Cost of sales
Production costs	459,586	449,748
Depreciation and amortization	240,185	200,958
Cost of sales	699,771	650,706
Earnings (loss) from mine operations	172,213	290,208
Exploration and evaluation expenses	19,635	14,786
Mine standby costs	34,367	15,351
General and administrative expenses	37,015	35,517
Employee benefit plan expense	5,982	2,317
Share-based payments expense	10,744	7,945
Impairment of property, plant and equipment	0	13,926
Write-down of assets	32,499	9,106
Foreign exchange gain	(9,708)	(26,630)
Earnings from operations	41,679	217,890
Other income	11,802	11,359
Finance costs	(41,625)	(71,785)
Earnings from continuing operations before income tax	11,856	157,464
Income tax expense	61,224	138,073
Net (loss) earnings from continuing operations	(49,368)	19,391
Net loss from discontinued operations, net of tax	(377,485)	(155,097)
Net loss for the year	(426,853)	(135,706)
Attributable to:
(Loss) earnings from continuing operations	(353,824)	(136,020)
Loss from discontinued operations	(73,029)	314
Net loss for the year	(426,853)	(135,706)
Net (loss) earnings attributable to Shareholders of the Company:
Loss from continuing operations	(49,176)	20,890
(Loss) earnings from discontinued operations	(304,648)	(156,910)
Earnings (loss) attributable to shareholders of the Company	(353,824)	(136,020)
Net (loss) earnings attributable to Non-Controlling Interest:
Loss from continuing operations	(192)	(1,499)
(Loss) earnings from discontinued operations	(72,837)	1,813
(Loss) earnings attributable to non-controlling interests	$ (73,029)	$ 314
Weighted average number of shares outstanding (thousands):
Basic (in shares)	183,445,861	180,296,588
Diluted (in shares)	183,445,861	181,764,907
Net loss per share attributable to shareholders of the Company:
Basic loss per share (in dollars per share)	$ (1.93)	$ (0.75)
Diluted loss per share (in dollars per share)	(1.93)	(0.75)
Net (loss) earnings per share attributable to shareholders of the Company - Continuing operations:
Basic (loss) earnings per share (in dollars per share)	(0.27)	0.12
Diluted (loss) earnings per share (in dollars per share)	$ (0.27)	$ 0.11